Income Taxes - Current and Deferred Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
State	$ 22	$ 8
International	146	69
Total current tax expense	168	77
United States	0	0
International	(385)	0
Total deferred tax expense	(385)	0
Total tax expense	$ (217)	$ 77